OTHER INFORMATION BY NATURE	12 Months Ended
Dec. 31, 2018
Other information by nature [Abstract]
OTHER INFORMATION BY NATURE
OTHER INFORMATION BY NATURE
Personnel costs in 2018, 2017 and 2016 amounted to €323,936 thousand, €313,471 thousand and €294,047 thousand, respectively. These amounts include costs that were capitalized mainly in connection with product development activities.
In 2018, 2017 and 2016 the Group had an average number of employees of 3,651, 3,336 and 3,115, respectively.